Bonds and money market funds	12 Months Ended
Nov. 30, 2022
Schedule Of Detailed Information About Bonds And Money Market Funds [Abstract]
Bonds and money market funds
6.	Bonds and money market funds

	2022	2021

Bonds	$8,990	$12,553
Money market funds	-	7,402
Guaranteed investment certificates	224	-

	$9,214	$19,955

As at November 30, 2022, bonds were
interest-bearing
financial assets with stated interest rates ranging from 0.65% to 3.90% (2021 – 0.50% to 3.90%) and had an average maturity of 1.78 years (2021 – 2.26 years).